OPERATING LEASES AND FUTURE COMMITMENTS (Detail Textuals 3)		9 Months Ended		12 Months Ended
	Mar. 15, 2012 ft²	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Area of furnished office space on lease | ft²	17,567
Monthly rent in June 2012 through January 31, 2013				$ 24,887
Monthly increase in rent from February 1, 2013 through January 31, 2014				25,619
Monthly increase in rent from February 1, 2014 through January 31, 2015				26,351
Monthly increase in rent from February 1, 2015 through January 31, 2016				27,082
Monthly increase in rent from February 1, 2016 through January 31, 2017				27,814
Rent expense		$ 488,977	$ 427,606	$ 573,983	$ 584,518